Financial Results - Summary of Effects on Exchange Differences and Application of Indexed Assets and Liabilities (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Results [Line Items]
Gains from indexed assets and liabilities, net	$ (5,157,076)	$ (2,480,291)	$ 145,608
Foreign currency exchange differences	3,085,739	(3,055,807)	8,822,301
Other Financial Assets (Derivative Instruments) [Member]
Disclosure Of Financial Results [Line Items]
Gains from indexed assets and liabilities, net		7,676,500	4,657,016
Foreign currency exchange differences	5,777,146	5,973,179	10,895,862
Other Non-Financial Assets [Member]
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences		55,196
Trade and Other Accounts Receivable [Member]
Disclosure Of Financial Results [Line Items]
Gains from indexed assets and liabilities, net	(7,494)
Foreign currency exchange differences	4,378,306	4,105,799	363,325
Current Tax Receivables and Liabilities [Member]
Disclosure Of Financial Results [Line Items]
Gains from indexed assets and liabilities, net	1,697,602	3,020,250	1,039,755
Foreign currency exchange differences			(188,270)
Property, Plant and Equipment [Member]
Disclosure Of Financial Results [Line Items]
Gains from indexed assets and liabilities, net	26,649
Other Financial Liabilities (Financial Debt and Derivative Instruments) [Member]
Disclosure Of Financial Results [Line Items]
Gains from indexed assets and liabilities, net	(1,507,245)	(9,390,716)	(5,551,163)
Foreign currency exchange differences	(9,702,648)	(7,440,825)	(4,358,937)
Gains From Indexed [Member]
Disclosure Of Financial Results [Line Items]
Gains from indexed assets and liabilities, net	207,822	1,306,034	145,608
Hyperinflation [Member]
Disclosure Of Financial Results [Line Items]
Gains from indexed assets and liabilities, net	(5,364,898)	(3,786,325)
Cash and Cash Equivalents [Member]
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences	1,739,410	(938,799)	3,109,046
Trade and Other Accounts Payable [Member]
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences	934,076	$ (4,810,357)	$ (998,725)
Other Non-Financial Liabilities [Member]
Disclosure Of Financial Results [Line Items]
Gains from indexed assets and liabilities, net	(1,690)
Foreign currency exchange differences	$ (40,551)